Segmented information (Tables)	12 Months Ended
Mar. 25, 2023
Segment Reporting [Abstract]
Schedule of Information Relating to Segments
Certain information relating to the Company’s segments for the years ended March 25, 2023, March 26, 2022, and March 27, 2021, respectively, is set forth below:

	Retail			Other			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021
	(In thousands)
Sales to external customers	$153,428	$167,819	$130,758	$9,522	$13,523	$12,310	$162,950	$181,342	$143,068
Inter-segment sales	—	—	—	493	574	681	493	574	681
Unadjusted Gross profit	67,184	72,061	51,029	6,961	6,961	5,989	71,924	79,022	57,018

Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits
The following sets forth reconciliations of the segments’ gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 25, 2023, March 26, 2022, and March 27, 2021:

	Fiscal Year Ended
	March 25, 2023	March 26, 2022	March 27, 2021
	(In thousands)
Unadjusted gross profit	$71,924	$79,022	$57,018
Inventory provisions	(849)	(383)	(736)
Other unallocated costs	(3,153)	(2,445)	38
Adjustment of intercompany profit	38	26	30

Gross profit	$67,960	$76,220	$56,350

Summary of Sales by Classes of Similar Products
Sales by classes of similar products and by channel were as follows:

	Retail			Other			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021
				(In thousands)
Jewelry and other	$77,611	$78,586	$55,743	$8,187	$11,936	$11,553	$85,798	$90,522	$67,296
Timepieces	75,817	89,233	75,015	1,135	1,587	757	77,152	90,820	75,772

	$153,428	$167,819	$130,758	$9,522	$13,523	$12,310	$162,950	$181,342	$143,068